Shareholders' Deficit (Details) - USD ($)				3 Months Ended	12 Months Ended
		Sep. 26, 2024	May 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 15, 2024	Feb. 27, 2024	Sep. 30, 2023	[1]	Jun. 30, 2023		Jun. 30, 2022
Shareholders’ Deficit [Line Items]
Common stock, shares authorized				50,000,000	6,606,667
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock, shares outstanding				7,270,097	3,303,333					1,000,000
Issued aggregated total		2,270,096	5,000,000
Issued aggregated total of common stock		1,696,668
Earnout shares				2,100,000	2,100,000
Earnout Shares classified liability				2,100,000
Fair value of earnout liabilities (in Dollars)		$ 7,234,056		$ 7,341,383
Amount of recognized losses (in Dollars)				$ 107,327
Warrants outstanding				12,156,423
Exercise price per share (in Dollars per share)				$ 11.5
Common stock price per share (in Dollars per share)				11.5
Redemption price per warrant. (in Dollars per share)				$ 0.01
Written notice of redemption term				30 days
Reported last sale price. (in Dollars per share)				$ 16.5
Number of trading days				20 days
Trading day period				30 days
Business Combination [Member]
Shareholders’ Deficit [Line Items]
Earnout shares				2,100,000
ACAC Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding				12,156,423
Private Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding				5,240,000
Warrant [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding				2,603,923
Warrants expire term				5 years
Common Stock [Member]
Shareholders’ Deficit [Line Items]
Common stock, shares authorized					1,000,000
Common stock, par value (in Dollars per share)					$ 0.001
Common stock, shares outstanding					1,000,000
Common stock price per share (in Dollars per share)			$ 30			$ 30
Common Stock [Member]
Shareholders’ Deficit [Line Items]
Common stock, shares authorized				50,000,000	50,000,000		2,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock, shares outstanding				7,270,097 [1]	3,303,333 [1]			3,303,333		3,303,333	[1]	1,000,000
Issued aggregated total	[1]			2,270,096
Issued aggregated total of common stock	[1]			1,696,668
Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding				4,312,500

[1]	Giving retroactive effect to reverse recapitalization effected on September 26, 2024 to reflect exchange ratio of approximately 3.3033 as described in Note 4.